Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Supplemental Cash Flow Information
20.	Supplemental Cash Flow Information

	Year Ended December 31,
	2021	2020	2019
Cash paid for income taxes, net	$1,228	$83	$415
Cash paid for interest	901	1,096	270
Non-cash investing and financing activities:
Accounts payable and accrued expenses related to property and equipment	306	129	187
Issuance of common stock for HuffPost Acquisition	24,064	—	—
Issuance of common stock for C Acquisition	96,200	—	—
Warrants assumed as part of the business combination	9,678	—	—
Accrued reverse recapitalization costs	585	—	—